UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21674

Nuveen Equity Premium Opportunity Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Opportunity Fund (JSN)
March 31, 2010

Shares	Description (1)			Value
	Common Stocks – 101.3%
	Aerospace & Defense – 2.4%
70,878	Boeing Company			$ 5,146,452
94,676	Honeywell International Inc.			4,285,983
25,011	Lockheed Martin Corporation			2,081,415
42,538	Northrop Grumman Corporation			2,789,217
40,920	Raytheon Company			2,337,350
66,996	United Technologies Corporation			4,931,576
	Total Aerospace & Defense			21,571,993
	Air Freight & Logistics – 0.8%
114,489	United Parcel Service, Inc., Class B			7,374,236
	Airlines – 0.1%
138,259	AMR Corporation, (2)			1,259,539
	Auto Components – 0.3%
127,177	Gentex Corporation			2,469,777
	Automobiles – 0.3%
144,700	Ford Motor Company, (2)			1,818,879
33,442	Harley-Davidson, Inc.			938,717
	Total Automobiles			2,757,596
	Beverages – 1.9%
169,649	Coca-Cola Company			9,330,695
108,519	PepsiCo, Inc.			7,179,617
	Total Beverages			16,510,312
	Biotechnology – 3.4%
148,912	Amgen Inc., (2)			8,898,981
86,002	Biogen Idec Inc., (2)			4,933,075
115,525	Celgene Corporation, (2)			7,157,929
196,699	Gilead Sciences, Inc., (2)			8,945,871
	Total Biotechnology			29,935,856
	Capital Markets – 2.4%
160,445	Charles Schwab Corporation			2,998,717
48,725	Eaton Vance Corporation			1,634,237
42,925	Goldman Sachs Group, Inc.			7,324,293
41,872	Legg Mason, Inc.			1,200,470
147,710	Morgan Stanley			4,326,426
21,416	UBS AG, (2)			348,652
93,004	Waddell & Reed Financial, Inc., Class A			3,351,864
	Total Capital Markets			21,184,659
	Chemicals – 1.7%
65,505	Dow Chemical Company			1,936,983
62,480	E.I. Du Pont de Nemours and Company			2,326,755
38,681	Eastman Chemical Company			2,463,206
22,596	Lubrizol Corporation			2,072,505
53,297	Monsanto Company			3,806,472
3,435	Potash Corporation of Saskatchewan			409,967
104,194	RPM International, Inc.			2,223,500
	Total Chemicals			15,239,388
	Commercial Banks – 2.4%
65,480	Fifth Third Bancorp.			889,873
82,622	First Horizon National Corporation, (2)			1,160,836
10,835	HSBC Holdings PLC, Sponsored ADR			549,226
6	Lloyds TSB Group PLC, Sponsored ADR, (2)			23
43,429	Toronto-Dominion Bank			3,238,935
255,613	U.S. Bancorp			6,615,264
273,376	Wells Fargo & Company			8,507,461
	Total Commercial Banks			20,961,618
	Commercial Services & Supplies – 0.7%
81,818	Deluxe Corporation			1,588,906
50,737	R.R. Donnelley & Sons Company			1,083,235
94,954	Waste Management, Inc.			3,269,266
	Total Commercial Services & Supplies			5,941,407
	Communications Equipment – 5.0%
50,645	ADTRAN, Inc.			1,334,496
13,861	Aviat Networks Inc., (2)			91,898
653,626	Cisco Systems, Inc., (2)			17,013,885
47,138	Harris Corporation			2,238,584
76,265	Motorola, Inc., (2)			535,380
379,861	QUALCOMM, Inc.			15,950,363
95,822	Research In Motion Limited, (2)			7,086,037
	Total Communications Equipment			44,250,643
	Computers & Peripherals – 9.3%
228,609	Apple, Inc., (2)			53,707,112
166,215	Dell Inc., (2)			2,494,887
194,966	EMC Corporation, (2)			3,517,187
186,693	Hewlett-Packard Company			9,922,733
86,502	International Business Machines Corporation (IBM)			11,093,882
56,024	Net App, Inc., (2)			1,824,141
	Total Computers & Peripherals			82,559,942
	Consumer Finance – 0.6%
71,246	American Express Company			2,939,610
72,637	Discover Financial Services			1,082,291
77,393	SLM Corporation, (2)			968,960
	Total Consumer Finance			4,990,861
	Containers & Packaging – 0.4%
79,741	Packaging Corp. of America			1,962,426
51,379	Sonoco Products Company			1,581,959
	Total Containers & Packaging			3,544,385
	Distributors – 0.3%
56,314	Genuine Parts Company			2,378,703
	Diversified Consumer Services – 0.1%
35,953	Hillenbrand Inc.			790,606
	Diversified Financial Services – 3.3%
507,992	Bank of America Corporation			9,067,657
430,281	Citigroup Inc., (2)			1,742,638
11,202	CME Group, Inc.			3,541,064
110,655	ING Groep N.V, Sponsored ADR, (2)			1,102,124
304,132	JPMorgan Chase & Co.			13,609,907
	Total Diversified Financial Services			29,063,390
	Diversified Telecommunication Services – 2.3%
562,823	AT&T Inc.			14,543,346
183,495	Verizon Communications Inc.			5,692,015
24,888	Vimpel Communiations, Sponsored ADR			458,188
	Total Diversified Telecommunication Services			20,693,549
	Electric Utilities – 1.2%
116,760	Companhia Energetica de Minas Gerais, Sponsored ADR			1,942,886
188,071	Duke Energy Corporation			3,069,319
112,676	Great Plains Energy Incorporated			2,092,393
129,707	Pepco Holdings, Inc.			2,224,475
30,156	Pinnacle West Capital Corporation			1,137,786
	Total Electric Utilities			10,466,859
	Electrical Equipment – 1.6%
29,040	Cooper Industries Inc.			1,392,178
117,255	Emerson Electric Company			5,902,617
9,506	First Solar Inc., (2)			1,165,911
11,850	Hubbell Incorporated, Class B			597,596
34,902	Rockwell Automation, Inc.			1,967,077
50,042	Roper Industries Inc.			2,894,429
	Total Electrical Equipment			13,919,808
	Electronic Equipment & Instruments – 0.4%
171,994	Corning Incorporated			3,475,999
	Energy Equipment & Services – 1.8%
29,803	Diamond Offshore Drilling, Inc.			2,646,804
36,754	ENSCO International PLC, Sponsored ADR			1,645,844
172,289	Halliburton Company			5,191,068
54,938	Patterson-UTI Energy, Inc.			767,484
84,735	Schlumberger Limited			5,377,283
17,510	Tidewater Inc.			827,698
	Total Energy Equipment & Services			16,456,181
	Food & Staples Retailing – 2.3%
137,514	CVS Caremark Corporation			5,027,512
95,788	Kroger Co.			2,074,768
38,974	SUPERVALU INC.			650,086
82,820	Walgreen Co.			3,071,794
174,264	Wal-Mart Stores, Inc.			9,689,078
	Total Food & Staples Retailing			20,513,238
	Food Products – 0.7%
157,444	Kraft Foods Inc.			4,761,107
110,972	Sara Lee Corporation			1,545,840
	Total Food Products			6,306,947
	Gas Utilities – 1.4%
23,164	AGL Resources Inc.			895,289
100,700	Atmos Energy Corporation			2,876,999
78,051	National Fuel Gas Company			3,945,478
62,725	Nicor Inc.			2,629,432
50,438	ONEOK, Inc.			2,302,495
	Total Gas Utilities			12,649,693
	Health Care Equipment & Supplies – 1.9%
78,972	Baxter International, Inc.			4,596,170
36,821	Hill Rom Holdings Inc.			1,001,899
107,038	Hologic Inc., (2)			1,984,485
12,205	Intuitive Surgical, Inc., (2)			4,248,927
115,199	Medtronic, Inc.			5,187,411
	Total Health Care Equipment & Supplies			17,018,892
	Health Care Providers & Services – 2.1%
54,967	Aetna Inc.			1,929,891
62,293	Brookdale Senior Living Inc., (2)			1,297,563
26,104	Coventry Health Care, Inc., (2)			645,291
70,866	Express Scripts, Inc., (2)			7,211,324
112,716	UnitedHealth Group Incorporated			3,682,432
55,315	Wellpoint Inc., (2)			3,561,180
	Total Health Care Providers & Services			18,327,681
	Hotels, Restaurants & Leisure – 1.4%
52,405	International Game Technology			966,872
115,284	McDonald’s Corporation			7,691,748
29,149	Starwood Hotels & Resorts Worldwide, Inc.			1,359,509
27,090	Wynn Resorts Ltd			2,054,235
	Total Hotels, Restaurants & Leisure			12,072,364
	Household Durables – 0.8%
97,917	KB Home			1,640,110
79,089	Newell Rubbermaid Inc.			1,202,153
41,264	Stanley Black & Decker Inc.			2,368,966
19,851	Whirlpool Corporation			1,732,000
	Total Household Durables			6,943,229
	Household Products – 1.9%
43,900	Colgate-Palmolive Company			3,742,914
207,553	Procter & Gamble Company			13,131,878
	Total Household Products			16,874,792
	Industrial Conglomerates – 1.6%
16,948	3M Co.			1,416,344
701,842	General Electric Company			12,773,524
	Total Industrial Conglomerates			14,189,868
	Insurance – 1.2%
51,073	Allstate Corporation			1,650,169
3,641	American International Group, (2)			124,304
26,066	Arthur J. Gallagher & Co.			639,920
92,800	CNO Financial Group, Inc., (2)			577,216
189,397	Fidelity National Title Group Inc., Class A			2,806,864
50,700	Genworth Financial Inc., Class A, (2)			929,838
10,000	Hartford Financial Services Group, Inc.			284,200
26,400	Lincoln National Corporation			810,480
104,546	Marsh & McLennan Companies, Inc.			2,553,013
13,952	Unitrin, Inc.			391,354
	Total Insurance			10,767,358
	Internet & Catalog Retail – 1.1%
65,870	Amazon.com, Inc., (2)			8,940,535
13,070	HSN, Inc., (2)			384,781
	Total Internet & Catalog Retail			9,325,316
	Internet Software & Services – 4.0%
39,286	Akamai Technologies, Inc., (2)			1,233,973
4,183	Baidu.com, Inc., Sponsored ADR, (2)			2,497,251
68,343	Earthlink, Inc.			583,649
221,583	eBay Inc., (2)			5,971,662
35,335	Google Inc., Class A, (2)			20,035,298
22,576	IAC/InterActiveCorp., (2)			513,378
30,343	United Online, Inc.			226,966
82,835	VeriSign, Inc., (2)			2,154,538
162,251	Yahoo! Inc., (2)			2,682,009
	Total Internet Software & Services			35,898,724
	IT Services – 1.1%
115,399	Automatic Data Processing, Inc.			5,131,794
46,298	Fidelity National Information Services			1,085,225
14,762	Lender Processing Services Inc.			557,266
103,282	Paychex, Inc.			3,170,757
	Total IT Services			9,945,042
	Leisure Equipment & Products – 0.3%
77,989	Mattel, Inc.			1,773,470
14,833	Polaris Industries Inc.			758,856
	Total Leisure Equipment & Products			2,532,326
	Machinery – 1.7%
79,090	Caterpillar Inc.			4,970,807
25,779	Deere & Company			1,532,819
45,008	Graco Inc.			1,440,256
27,670	Joy Global Inc.			1,566,122
54,094	SPX Corporation			3,587,514
67,275	Timken Company			2,018,923
	Total Machinery			15,116,441
	Media – 3.2%
412,987	Comcast Corporation, Special Class A			7,421,376
97,817	New York Times, Class A, (2)			1,088,703
309,975	News Corporation, Class A			4,466,740
63,343	Omnicom Group, Inc.			2,458,342
119,401	Regal Entertainment Group, Class A			2,097,876
535,542	Sirius XM Radio Inc., (2)			466,189
66,010	Viacom Inc., Class B, (2)			2,269,424
203,844	Walt Disney Company			7,116,194
159,513	Warner Music Group Corporation, (2)			1,102,235
	Total Media			28,487,079
	Metals & Mining – 0.7%
85,534	Alcoa Inc.			1,218,004
10,000	Freeport-McMoRan Copper & Gold, Inc.			835,400
78,900	Hecla Mining Company, (2)			431,583
117,464	Southern Copper Corporation			3,720,085
	Total Metals & Mining			6,205,072
	Multiline Retail – 1.4%
58,848	Macy’s, Inc.			1,281,121
61,629	Nordstrom, Inc.			2,517,545
35,573	Sears Holding Corporation, (2)			3,857,180
85,972	Target Corporation			4,522,127
	Total Multiline Retail			12,177,973
	Multi-Utilities – 0.8%
62,041	Ameren Corporation			1,618,029
57,468	OGE Energy Corp.			2,237,804
96,709	Public Service Enterprise Group Incorporated			2,854,850
	Total Multi-Utilities			6,710,683
	Oil, Gas & Consumable Fuels – 6.5%
174,419	Chevron Corporation			13,226,193
2,747	CNOOC Limited, Sponsored ADR			453,475
115,719	ConocoPhillips			5,921,341
369,885	Exxon Mobil Corporation			24,774,897
20,868	Hess Corporation			1,305,293
53,377	Occidental Petroleum Corporation			4,512,492
5,467	PetroChina Company Limited, Sponsored ADR			640,842
15,980	Royal Dutch Shell PLC, Class A, Sponsored ADR			924,603
40,039	SandRidge Energy Inc., (2)			308,300
39,133	StatoilHydro ASA, Sponsored ADR			912,973
16,037	Suncor Energy, Inc.			521,844
96,561	XTO Energy, Inc.			4,555,748
	Total Oil, Gas & Consumable Fuels			58,058,001
	Pharmaceuticals – 5.9%
143,154	Abbott Laboratories			7,541,353
144,095	Bristol-Myers Squibb Company			3,847,337
93,944	Eli Lilly and Company			3,402,652
12,316	GlaxoSmithKline PLC, Sponsored ADR			474,412
187,077	Johnson & Johnson			12,197,420
331,786	Merck & Company Inc.			12,392,207
708,333	Pfizer Inc.			12,147,911
	Total Pharmaceuticals			52,003,292
	Professional Services – 0.5%
56,869	Manpower Inc.			3,248,357
66,137	Resources Connection, Inc., (2)			1,267,846
	Total Professional Services			4,516,203
	Real Estate Investment Trust – 1.4%
66,093	Apartment Investment & Management Company, Class A			1,216,772
69,975	Brandywine Realty Trust			854,395
34,687	CBL & Associates Properties Inc.			475,212
114,294	DCT Industrial Trust Inc.			597,758
50,512	Health Care REIT, Inc.			2,284,658
100,726	Lexington Corporate Properties Trust			655,726
47,270	Liberty Property Trust			1,604,344
106,216	Nationwide Health Properties, Inc.			3,733,492
129,993	U-Store-It Trust			935,950
	Total Real Estate Investment Trust			12,358,307
	Road & Rail – 0.4%
48,833	Union Pacific Corporation			3,579,459
	Semiconductors & Equipment – 3.7%
94,823	Altera Corporation			2,305,147
75,732	Analog Devices, Inc.			2,182,596
243,727	Applied Materials, Inc.			3,285,440
115,352	Broadcom Corporation, Class A			3,827,379
588,403	Intel Corporation			13,097,851
26,060	Intersil Holding Corporation, Class A			384,646
79,053	Linear Technology Corporation			2,235,619
114,725	National Semiconductor Corporation			1,657,776
153,443	Texas Instruments Incorporated			3,754,750
	Total Semiconductors & Equipment			32,731,204
	Software – 6.7%
293,661	Activision Blizzard Inc.			3,541,552
165,391	Adobe Systems Incorporated, (2)			5,849,880
79,049	Autodesk, Inc., (2)			2,325,622
56,026	McAfee Inc., (2)			2,248,323
977,780	Microsoft Corporation			28,619,621
670,743	Oracle Corporation			17,231,388
	Total Software			59,816,386
	Specialty Retail – 2.1%
21,735	Abercrombie & Fitch Co., Class A			991,985
59,432	American Eagle Outfitters, Inc.			1,100,681
74,644	Best Buy Co., Inc.			3,175,356
70,360	CarMax, Inc., (2)			1,767,443
84,658	Gap, Inc.			1,956,446
124,349	Home Depot, Inc.			4,022,690
99,232	Limited Brands, Inc.			2,443,092
131,571	Lowe’s Companies, Inc.			3,189,281
	Total Specialty Retail			18,646,974
	Thrifts & Mortgage Finance – 0.4%
40,800	MGIC Investment Corporation, (2)			447,576
181,553	New York Community Bancorp, Inc.			3,002,887
	Total Thrifts & Mortgage Finance			3,450,463
	Tobacco – 1.2%
5,906	Altria Group, Inc.			121,191
175,016	Philip Morris International			9,128,835
18,755	Reynolds American Inc.			1,012,395
	Total Tobacco			10,262,421
	Wireless Telecommunication Services – 0.2%
30,476	China Mobile Hong Kong Limited, Sponsored ADR			1,466,505
161,500	Sprint Nextel Corporation, (2)			613,700
	Total Wireless Telecommunication Services			2,080,205
	Total Common Stocks (cost $747,113,249)			897,362,940

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 5.9%
$52,241	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/10, repurchase price $52,240,620, collateralized by $53,555,000 U.S. Treasury Notes, 1.375%, due 2/15/13, value $53,287,225	0.010%	4/01/10	$ 52,240,605
		Total Short-Term Investments (cost $52,240,605)		52,240,605
	Total Investments (cost $799,353,854) – 107.2%			949,603,545
	Other Assets Less Liabilities – (7.2)%			(63,659,894)
	Net Assets – 100%			$ 885,943,651

Investments in Derivatives
Number of		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value
	Call Options Written (4)
(1,297)	Mini-NDX 100 Index	$ (23,021,750)	4/17/10	$ 177.5	$ (2,454,573)
(1,315)	Mini-NDX 100 Index	(23,670,000)	4/17/10	180.0	(2,166,463)
(1,486)	Mini-NDX 100 Index	(27,862,500)	5/22/10	187.5	(1,619,740)
(803)	Mini-NDX 100 Index	(15,457,750)	5/22/10	192.5	(576,153)
(800)	Mini-NDX 100 Index	(15,000,000)	6/19/10	187.5	(972,000)
(129)	NASDAQ 100 Index	(22,897,500)	4/17/10	1,775.0	(2,424,555)
(155)	NASDAQ 100 Index	(27,900,000)	4/17/10	1,800.0	(2,529,600)
(138)	NASDAQ 100 Index	(25,875,000)	5/22/10	1,875.0	(1,500,750)
(90)	NASDAQ 100 Index	(17,325,000)	5/22/10	1,925.0	(643,500)
(53)	NASDAQ 100 Index	(9,937,500)	6/19/10	1,875.0	(642,625)
(707)	S&P 500 Index	(76,002,500)	4/17/10	1,075.0	(6,712,964)
(740)	S&P 500 Index	(81,400,000)	4/17/10	1,100.0	(5,224,400)
(638)	S&P 500 Index	(71,775,000)	4/17/10	1,125.0	(3,011,360)
(765)	S&P 500 Index	(87,975,000)	4/17/10	1,150.0	(1,996,650)
(708)	S&P 500 Index	(83,190,000)	4/17/10	1,175.0	(736,320)
(722)	S&P 500 Index	(79,420,000)	5/22/10	1,100.0	(5,519,690)
(712)	S&P 500 Index	(80,100,000)	5/22/10	1,125.0	(3,987,200)
(705)	S&P 500 Index	(81,075,000)	5/22/10	1,150.0	(2,664,900)
(11,963)	Total Call Options Written (premiums received $25,150,900)	(849,884,500)			$ (45,383,443)

	Fair Value Measurements
	In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
	Level 1 – Quoted prices in active markets for identical securities.
	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
	The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

		Level 1	Level 2	Level 3	Total
Investments:
Common Stocks		$897,362,940	$–	$–	$897,362,940
Short-Term Investments		52,240,605	–	–	52,240,605
Derivatives:
Call Options Written		(45,383,443)	–	–	(45,383,443)
Total		$904,220,102	$–	$–	$904,220,102
Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$45,383,443
Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At March 31, 2010, the cost of investments was $799,617,453.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation					$ 212,202,512
Depreciation					(62,216,420)

Net unrealized appreciation (depreciation) of investments					$ 149,986,092

(1)	All percentages in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Opportunity Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 28, 2010

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 28, 2010

*                      Print the name and title of each signing officer under his or her signature.